As filed with the Securities and Exchange Commission on January 15, 2014

1933 Act Registration No. 333-162441
1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ] Post-Effective Amendment No. 69 [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 70 [X]

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST (Exact Name of Registrant as Specified in Charter)

100 International Drive Baltimore, Maryland 21202 (Address of principal executive offices)

Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ. Legg Mason & Co., LLC 100 International Drive Baltimore, Maryland 21202 (Name and address of agent for service)	ARTHUR C. DELIBERT, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[X]            immediately upon filing pursuant to Rule 485(b)
[  ]            on _____________, pursuant to Rule 485(b)
[  ]            60 days after filing pursuant to Rule 485(a)(1)
[  ]            on ____________, pursuant to Rule 485(a)(1)
[  ]            75 days after filing pursuant to Rule 485(a)(2)
[  ]            on _____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Legg Mason BW Classic Large Cap Value Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 69 (“PEA 69”) to the Registrant’s registration statement on December 23, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 under rule 485(b) under the Securities Act of 1933 and that  it has duly caused this Post-Effective Amendment No. 70 to its Registration Statement  to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 15th day of January, 2014.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated below on January 15, 2014:

	Signature /s/ Jennifer W. Murphy	Title Chair and Trustee
Jennifer W. Murphy

	/s/ Kenneth D. Fuller	President (Principal Executive Officer), Chief Executive Officer and Trustee
Kenneth D. Fuller

	/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

	/s/ Arnold L. Lehman*	Trustee
Arnold L. Lehman

	/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

	/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

	/s/ Arthur S. Mehlman*	Trustee
Arthur S. Mehlman

	/s/ G. Peter O’Brien*	Trustee
G. Peter O’Brien

	/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

	/s/ Robert M. Tarola*	Trustee
Robert M. Tarola

	/s/ Richard F. Sennett	Principal Financial and Accounting Officer
Richard F. Sennett

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON TAX-FREE INCOME FUND
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON INVESTMENT TRUST
LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Trustee hereby severally constitute and appoint each of KENNETH D. FULLER, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ROSEMARY D. EMMENS, YI CHIA RACHEL KUO, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Kenneth D. Fuller	November 7, 2013
Kenneth D. Fuller

/s/ Ruby P. Hearn	November 7, 2013
Ruby P. Hearn

/s/ Arnold L. Lehman	November 7, 2013
Arnold L. Lehman

/s/ Robin J.W. Masters	November 7, 2013
Robin J.W. Masters

/s/ Jill E. McGovern	November 7, 2013
Jill E. McGovern

/s/ Arthur S. Mehlman	November 7, 2013
Arthur S. Mehlman

/s/ Jennifer W. Murphy	November 7, 2013
Jennifer W. Murphy

/s/ G. Peter O’Brien	November 7 2013
G. Peter O’Brien

/s/ S. Ford Rowan	November 7, 2013
S. Ford Rowan

/s/ Robert M. Tarola	November 7, 2013
Robert M. Tarola

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase